Financial and capital risk management - Freight derivative positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (34)	$ (324)	$ (67)